Pro Forma Adjustments and Assumptions (Tables)	9 Months Ended
Sep. 30, 2021
Quarterly Financial Information Disclosure [Abstract]
Schedule of Business Acquisitions, by Acquisition

(In thousands)
Cash and cash equivalents	$111,296
Restricted cash – non–current	400,000
Other assets	74,506
Total cash paid	$585,802

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	Represents the allocation of the total cost of the Williston Basin Acquisition to the assets acquired and liabilities assumed, as follows:

(In thousands)
Total Cost
Cash Consideration:
Cash paid at closing on October 21, 2021	$511,296
Cash deposit paid on May 3, 2021	74,506
Total cash paid	585,802
Liabilities Assumed:
Asset retirement obligations	14,850
Suspended funds	8,997
Unfavorable contracts(1)	21,724
Total liabilities assumed	45,571

Transaction costs(2)	4,123

Total cost of Williston Basin Acquisition	$635,496

Allocation of Total Cost
Assets
Inventory	$4,954
Oil and gas properties(3)	620,953
Other property and equipment	1,315
Long-term inventory	3,748

Other assets	4,526
Total assets	$635,496
Liabilities
Revenues and production taxes payable	$(8,997)
Accrued liabilities	(5,508)
Asset retirement obligations	(14,850)
Other liabilities	(16,216)
Total liabilities	$(45,571)
(1) Represents an estimated aggregate minimum volume commitment (“MVC”) of $21.7 million related to unfavorable contracts acquired in the Williston Basin Acquisition that the Company has determined to be probable and reasonably estimable at the close of the transaction.
(2) Prior to the closing of the Williston Basin Acquisition, the Company expensed $1.8 million of transaction costs as incurred under general and administrative expenses during the nine months ended September 30, 2021. At closing, the Company reduced general and administrative expenses by $1.8 million and recorded these costs as part of the total cost of the Williston Basin Acquisition in accordance with FASB ASC 805-50. In addition, the Company estimates it will accrue an additional $2.3 million of transaction costs that will be recorded as part of the total cost of the Williston Basin Acquisition.
(3) Includes $583.5 million recorded to proved developed oil and gas properties and $22.6 million recorded to proved undeveloped oil and gas properties.